Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jan. 14, 2014
Details of assets and liabilities and operating results of discontinued operations
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0
Operating results of discontinued operations
Revenue			896	979	1,177
(Loss) income before income taxes			(716)	(803)	92
(Benefit) provision for income taxes			(167)	(107)	37
(Loss) income, net of income taxes			(549)	(696)	55
Gain (loss) on sale, net of income taxes					(2)
(Loss) income from discontinued operations, net of income taxes	(98)	(533)	(549)	(696)	53
TruGreen LandCare
Details of assets and liabilities and operating results of discontinued operations
Impairment during the period	139
Assumed discount rate (as a percent)													3.50%
Pre-tax non-cash goodwill and trade name impairment charge		673
Pre-tax non-cash goodwill and trade name impairment charge, net of tax		521
Impairment charges						34
Impairment charges, net of tax						21
Loss on sale						6
Operating results of discontinued operations
Revenue	6	715
(Loss) income before income taxes	(160)	(695)
(Benefit) provision for income taxes	(62)	(162)
Gain (loss) on sale, net of income taxes						2
(Loss) income from discontinued operations, net of income taxes	(98)	(533)
TruGreen
Details of assets and liabilities and operating results of discontinued operations
Goodwill impairment							417	794		790
Adjustments to goodwill										4
Impairment during the period					37				256		51	68
Assumed discount rate (as a percent)		0.50%					1.00%		1.00%
Pre-tax non-cash goodwill and trade name impairment charge			673	909	37
Pre-tax non-cash goodwill and trade name impairment charge, net of tax			$ 521	$ 764	$ 22